SCHEDULE OF PURCHASES FROM RELATED PARTIES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Purchase from related party	$ 497,964	$ 769,387	$ 1,309,549	$ 731,315
Dongguan Anxiang Technology Co Ltd [Member]
Purchase from related party	63,654	96,341	211,191	184,099
Guangdong Jiaduonuo Shengshi Trading Co Ltd [Member]
Purchase from related party	112,306	117,062	317,023	168,066
Dongguan Baxi Food Distribution Co Ltd [Member]
Purchase from related party	85,268	31,360	44,312	79,685
Dongguan Dalingshan Xinwenhua Drinking Water Store [Member]
Purchase from related party	28,869	90,930	134,021	63,483
Dongguan Pengqin Drinking Water Co Ltd [Member]
Purchase from related party	26,317	66,659	128,317	57,086
Dongguan Tailai Trading Co Ltd [Member]
Purchase from related party	77,746	59,449	144,264	72,664
Dongguan Dengqinghu Drinking Water Store [Member]
Purchase from related party	3,124	2,217	3,000	9,483
Dongguan Dalingshan Runxin Drinking Water Store [Member]
Purchase from related party	13,329	26,122	53,782	44,454
Dongguan City Yijia Trading Co Ltd [Member]
Purchase from related party	$ 87,351	$ 279,247	$ 273,639	$ 52,295